UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22862

SEI Insurance Products Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: December 31, 2013

Date of reporting period: December 31, 2013

Item 1. Reports to Stockholders.

December 31, 2013

ANNUAL REPORT

SEI Insurance Products Trust

†VP Defensive Strategy Fund

†VP Conservative Strategy Fund

†VP Moderate Strategy Fund

†VP Market Plus Strategy Fund

†VP Balanced Strategy Fund

†VP Market Growth Strategy Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS

VP Defensive Strategy Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.0%

Fixed Income Funds — 48.5%
SEI Daily Income Trust Short-Duration Government Fund, Class A	2,473	$26
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	856	8
SEI Institutional Managed Trust High Yield Bond Fund, Class A	389	3
SEI Institutional Managed Trust Real Return Fund, Class A	593	6
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	596	6

Total Fixed Income Funds (Cost $49) ($ Thousands)		49

Multi-Asset Funds — 29.7%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A*	2,005	20
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	474	5
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	531	5

Total Multi-Asset Funds (Cost $30) ($ Thousands)		30

Equity Funds — 5.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	285	3
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	186	3

Total Equity Funds (Cost $6) ($ Thousands)		6

Money Market Fund (A) — 14.9%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	14,995	15

Total Money Market Fund (Cost $15) ($ Thousands)		15

Total Investments — 99.0% (Cost $100) ($ Thousands)		$100

A list of open forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/31/14	Brown Brothers Harriman	EUR	1	USD	2	$—
1/31/14	Brown Brothers Harriman	JPY	105	USD	1	—

						$—

For the period ended December 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $101 ($ Thousands).

*	Non-income producing fund.

(A)	Rate shown is the 7-day effective yield as of December 31, 2013.

EUR	— Euro

JPY	— Japanese Yen

USD	— United States Dollar

The following is a list of the inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$100	$—	$—	$100

Total Investments in Securities	$100	$—	$—	$100

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts — appreciation**	$—	$—	$—	$—
Forwards Contracts — depreciation**	—	—	—	—

Total Other Financial Instruments	$—	$—	$—	$—

**	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Insurance Products Trust / Annual Report / December 31, 2013	1

SCHEDULE OF INVESTMENTS

VP Conservative Strategy Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 47.8%
SEI Daily Income Trust Short-Duration Government Fund, Class A	3,435	$36
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	4,831	45
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	902	9
SEI Institutional Managed Trust Enhanced Income Fund, Class A	4,761	36
SEI Institutional Managed Trust High Yield Bond Fund, Class A	3,497	27
SEI Institutional Managed Trust Real Return Fund, Class A	2,681	27
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	3,585	36

Total Fixed Income Funds (Cost $216) ($ Thousands)		216

Multi-Asset Funds — 30.1%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A*	6,789	68
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	3,000	32
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	3,844	36

Total Multi-Asset Funds (Cost $136) ($ Thousands)		136

Equity Funds — 17.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	3,857	41
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,235	36

Total Equity Funds (Cost $78) ($ Thousands)		77

Money Market Fund (A) — 5.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	22,584	23

Total Money Market Fund (Cost $23) ($ Thousands)		23

Total Investments — 100.0% (Cost $453) ($ Thousands)		$452

A list of open forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/31/14	Brown Brothers Harriman	EUR	6	USD	8	$—
1/31/14	Brown Brothers Harriman	JPY	411	USD	4	—

						$—

For the period ended December 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $452 ($ Thousands).

*	Non-income producing fund.

(A)	Rate shown is the 7-day effective yield as of December 31, 2013.

EUR — Euro

JPY — Japanese Yen

USD — United States Dollar

The following is a list of the inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$452	$—	$—	$452

Total Investments in Securities	$452	$—	$—	$452

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts — appreciation**	$—	$—	$—	$—
Forwards Contracts — depreciation**	—	—	—	—

Total Other Financial Instruments	$—	$—	$—	$—

**	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

2	SEI Insurance Products Trust / Annual Report / December 31, 2013

SCHEDULE OF INVESTMENTS

VP Moderate Strategy Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 38.0%
SEI Daily Income Trust Short-Duration Government Fund, Class A	3,344	$35
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	1,752	18
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,737	13
SEI Institutional Managed Trust High Yield Bond Fund, Class A	4,555	35
SEI Institutional Managed Trust Real Return Fund, Class A	2,607	26
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	3,925	40

Total Fixed Income Funds (Cost $169) ($ Thousands)		167

Multi-Asset Funds — 35.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	4,341	44
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A*	4,407	44
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	2,085	22
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	4,669	44

Total Multi-Asset Funds (Cost $155) ($ Thousands)		154

Equity Funds — 27.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	308	3
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	5,836	62
SEI Institutional Managed Trust Large Cap Fund, Class A	689	10
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,724	44

Total Equity Funds (Cost $124) ($ Thousands)		119

Total Investments — 100.0% (Cost $448) ($ Thousands)		$440

A list of open forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/31/14	Brown Brothers Harriman	EUR	13	USD	17	$—
1/31/14	Brown Brothers Harriman	JPY	908	USD	9	—

						$—

For the period ended December 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $440 ($ Thousands).

*	Non-income producing fund.

EUR	— Euro

JPY	— Japanese Yen

USD	— United States Dollar

The following is a list of the inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$440	$—	$—	$440

Total Investments in Securities	$440	$—	$—	$440

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts — appreciation**	$—	$—	$—	$—
Forwards Contracts — depreciation**	—	—	—	—

Total Other Financial Instruments	$—	$—	$—	$—

**	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Insurance Products Trust / Annual Report / December 31, 2013	3

SCHEDULE OF INVESTMENTS

VP Market Plus Strategy Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

Equity Funds — 63.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	3,334	$36
SEI Institutional International Trust International Equity Fund, Class A	6,597	67
SEI Institutional Managed Trust Large Cap Fund, Class A	9,805	141
SEI Institutional Managed Trust Small Cap Fund, Class A	1,867	25

Total Equity Funds (Cost $266) ($ Thousands)		269

Multi-Asset Fund — 19.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	8,296	84

Total Multi-Asset Fund (Cost $84) ($ Thousands)		84

Fixed Income Funds — 16.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	3,348	34
SEI Institutional Managed Trust High Yield Bond Fund, Class A	4,340	34

Total Fixed Income Funds (Cost $68) ($ Thousands)		68

Total Investments — 99.8% (Cost $418) ($ Thousands)		$421

A list of open forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/31/14	Brown Brothers Harriman	EUR	8	USD	11	$–
1/31/14	Brown Brothers Harriman	JPY	567	USD	5	–

						$–

For the period ended December 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $422 ($ Thousands).

EUR — Euro

JPY — Japanese Yen

USD — United States Dollar

The following is a list of the inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$421	$—	$—	$421

Total Investments in Securities	$421	$—	$—	$421

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts — appreciation*	$—	$—	$—	$—
Forwards Contracts — depreciation*	—	—	—	—

Total Other Financial Instruments	$—	$—	$—	$—

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Insurance Products Trust / Annual Report / December 31, 2013

SCHEDULE OF INVESTMENTS

VP Balanced Strategy Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.2%

Fixed Income Funds — 36.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	866	$9
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,448	11
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,464	25

Total Fixed Income Funds (Cost $45) ($ Thousands)		45

Multi-Asset Funds — 32.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	2,453	25
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	353	4
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	1,319	12

Total Multi-Asset Funds (Cost $41) ($ Thousands)		41

Equity Funds — 30.4%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	435	4
SEI Institutional International Trust International Equity Fund, Class A	975	10
SEI Institutional Managed Trust Large Cap Fund, Class A	1,406	20
SEI Institutional Managed Trust Small Cap Fund, Class A	276	4

Total Equity Funds (Cost $38) ($ Thousands)		38

Total Investments — 99.2% (Cost $124) ($ Thousands)		$124

A list of open forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/31/14	Brown Brothers Harriman	EUR	3	USD	5	$—
1/31/14	Brown Brothers Harriman	JPY	247	USD	2	—

						$—

For the period ended December 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $125 ($ Thousands).

*	Non-income producing fund.

EUR — Euro

JPY — Japanese Yen

USD — United States Dollar

The following is a list of the inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$124	$—	$—	$124

Total Investments in Securities	$124	$—	$—	$124

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts — appreciation**	$—	$—	$—	$—
Forwards Contracts — depreciation**	—	—	—	—

Total Other Financial Instruments	$—	$—	$—	$—

**	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Insurance Products Trust / Annual Report / December 31, 2013	5

SCHEDULE OF INVESTMENTS

VP Market Growth Strategy Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

Equity Funds — 44.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	3,241	$35
SEI Institutional International Trust International Equity Fund, Class A	6,119	62
SEI Institutional Managed Trust Large Cap Fund, Class A	9,032	130
SEI Institutional Managed Trust Small Cap Fund, Class A	1,679	23

Total Equity Funds (Cost $250) ($ Thousands)		250

Multi-Asset Funds — 31.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	11,191	113
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	1,075	11
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	6,018	57

Total Multi-Asset Funds (Cost $183) ($ Thousands)		181

Fixed Income Funds — 23.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	3,952	40
SEI Institutional Managed Trust High Yield Bond Fund, Class A	5,860	45
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	5,057	51

Total Fixed Income Funds (Cost $137) ($ Thousands)		136

Total Investments — 99.8% (Cost $570) ($ Thousands)		$567

A list of open forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/31/14	Brown Brothers Harriman	EUR	12	USD	17	$—
1/31/14	Brown Brothers Harriman	JPY	865	USD	8	—

						$—

For the period ended December 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $568 ($ Thousands).

*	Non-income producing fund.

EUR — Euro

JPY — Japanese Yen

USD — United States Dollar

The following is a list of the inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$567	$—	$—	$567

Total Investments in Securities	$567	$—	$—	$567

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts — appreciation**	$—	$—	$—	$—
Forwards Contracts — depreciation**	—	—	—	—

Total Other Financial Instruments	$—	$—	$—	$—

**	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Insurance Products Trust / Annual Report / December 31, 2013

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Statements of Assets and Liabilities ($ Thousands)

December 31, 2013

	VP Defensive Strategy Fund		VP Conservative Strategy Fund		VP Moderate Strategy Fund
ASSETS:
Investments in affiliated funds, at market value†	$100		$452		$440
Deferred offering costs(1)	21		21		21
Receivable from administrator	6		6		6
Receivable for fund shares sold	—		33		—
Total Assets	127		512		467
LIABILITIES:
Payable for investment securities purchased	—		33		—
Accrued expenses	26		27		27
Total Liabilities	26		60		27
Net Assets	$101		$452		$440
†Cost of investments in affiliated funds	100		453		448
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$100		$449		$436
Undistributed net investment income	—		3		6
Accumulated net realized gain on investments	1		1		6
Net unrealized appreciation (depreciation) on investments	—		(1)		(8)
Net Assets	$101		$452		$440
Net Asset Value, Offering and Redemption Price Per Share — Class II	$10 .07		$10 .14		$10 .21
	($50,353 ÷ 5,000 shares	)	($77,138 ÷ 7,605 shares	)	($51,041 ÷ 5,000 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class III	$10 .06		$10 .14		$10 .20
	($50,321 ÷ 5,000 shares	)	($375,133 ÷ 36,999 shares	)	($389,326 ÷ 38,167 shares	)

(1)	See Note 2 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Insurance Products Trust / Annual Report / December 31, 2013

VP Market Plus Strategy Fund		VP Balanced Strategy Fund		VP Market Growth Strategy Fund

$421		$124		$567
21		21		21
6		6		6
—		—		—
448		151		594

—		—		—
26		26		26
26		26		26
$422		$125		$568
418		124		570

$414		$122		$562
2		2		3
3		1		6
3		—		(3)
$422		$125		$568
$10 .49		$10 .25		$10 .33
($60,621 ÷ 5,777 shares	)	($51,252 ÷ 5,000 shares	)	($66,781 ÷ 6,466 shares	)
$10 .49		$10 .24		$10 .32
($361,047 ÷ 34,423 shares	)	($73,775 ÷ 7,202 shares	)	($501,294 ÷ 48,574 shares	)

SEI Insurance Products Trust / Annual Report / December 31, 2013	9

Statements of Operations ($ Thousands)

For the period ended December 31, 2013*

	VP Defensive Strategy Fund	VP Conservative Strategy Fund	VP Moderate Strategy Fund
Investment Income:
Income distributions from affiliated funds	$—	$2	$4
Expenses:
Professional fees	6	6	6
Deferred offering costs(1)	5	5	5
Printing fees	1	1	1
Other expenses	1	1	1
Total Expenses	13	13	13
Less:
Reimbursement from administrator	(13)	(13)	(13)
Net Expenses	—	—	—
Net Investment Income	—	2	4
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net realized loss from sales of affiliated funds	—	—	(1)
Capital gain distributions received from affiliated funds	1	2	9
Net change in unrealized appreciation (depreciation) from affiliated funds	—	(1)	(8)
Net Realized and Unrealized Gain from Affiliated Funds	1	1	—
Net Increase in Net Assets Resulting from Operations	$1	$3	$4

*	Commenced operations on October 15, 2013.
(1)	See Note 2 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Insurance Products Trust / Annual Report / December 31, 2013

VP Market Plus Strategy Fund	VP Balanced Strategy Fund	VP Market Growth Strategy Fund

$1	$1	$1

6	6	6
5	5	5
1	1	1
1	1	1
13	13	13

(13)	(13)	(13)
—	—	—
1	1	1

—	—	—
4	2	8
3	—	(3)
7	2	5
$8	$3	$6

SEI Insurance Products Trust / Annual Report / December 31, 2013	11

Statements of Changes in Net Assets ($ Thousands)

For the period ended December 31,

	VP Defensive Strategy Fund	VP Conservative Strategy Fund	VP Moderate Strategy Fund	VP Market Plus Strategy Fund
	2013*	2013*	2013*	2013*
Operations:
Net investment income	$—	$2	$4	$1
Net realized loss from sales of affiliated funds	—	—	(1)	—
Capital gain distributions received from affiliated funds	1	2	9	4
Net change in unrealized appreciation (depreciation) from affiliated funds	—	(1)	(8)	3
Net Increase in Net Assets Resulting from Operations	1	3	4	8
Capital Share Transactions(1) :
Class II
Proceeds from shares issued	50	76	50	58
Increase in Net Assets Derived from Class II Transactions	50	76	50	58
Class III
Proceeds from shares issued	50	373	386	356
Increase in Net Assets Derived from Class III Transactions	50	373	386	356
Increase in Net Assets Derived From Capital Share Transactions	100	449	436	414
Net Increase in Net Assets	101	452	440	422
Net Assets:
Beginning of Period	—	—	—	—
End of Period	$101	$452	$440	$422
Undistributed Net Investment Income Included in Net Assets at End of Period	$—	$3	$6	$2

*	Commenced operations on October 15, 2013.
(1)	For Capital Share Transactions see Note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Insurance Products Trust / Annual Report / December 31, 2013

VP Balanced Strategy Fund	VP Market Growth Strategy Fund
2013*	2013*

$1	$1
—	—
2	8

—	(3)
3	6

50	65
50	65

72	497
72	497
122	562
125	568

—	—
$125	$568

$2	$3

SEI Insurance Products Trust / Annual Report / December 31, 2013	13

Financial Highlights

For the period ended December 31,

For a share outstanding throughout the period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*		Total from Operations	Dividends from Net Investment Income	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Expenses to Average Net Assets (Excluding Waivers)**		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate†
VP Defensive Strategy Fund
Class II
2013‡	$10.00	$0.03	$0.04		$0.07	$—	$10.07	0.70%	$51	0.35%	60.48	%#	1.32	%#	12%
Class III
2013‡	$10.00	$0.02	$0.04		$0.06	$—	$10.06	0.60%	$50	0.60%	60.73	%#	1.07	%#	12%
VP Conservative Strategy Fund
Class II
2013‡	$10.00	$0.09	$0.05		$0.14	$—	$10.14	1.40%	$77	0.29%	45.15	%#	4.25	%#	10%
Class III
2013‡	$10.00	$0.16	$(0.02	)^	$0.14	$—	$10.14	1.40%	$375	0.54%	31.31	%#	7.32	%#	10%
VP Moderate Strategy Fund
Class II
2013‡	$10.00	$0.05	$0.16	^	$0.21	$—	$10.21	2.10%	$51	0.22%	41.61	%#	2.25	%#	12%
Class III
2013‡	$10.00	$0.23	$(0.03	)^	$0.20	$—	$10.20	2.00%	$389	0.47%	25.87	%#	10.69	%#	12%
VP Market Plus Strategy Fund
Class II
2013‡	$10.00	$0.06	$0 .43		$0.49	$—	$10.49	4.90%	$61	0.13%	51.09	%#	2.89	%#	2%
Class III
2013‡	$10.00	$0.07	$0 .42		$0.49	$—	$10.49	4.90%	$361	0.38%	47.50	%#	3.42	%#	2%
VP Balanced Strategy Fund
Class II
2013‡	$10.00	$0.04	$0 .21		$0.25	$—	$10.25	2.50%	$51	0.16%	57.43	%#	2.06	%#	8%
Class III
2013‡	$10.00	$0.04	$0 .20		$0.24	$—	$10.24	2.40%	$74	0.41%	58.08	%#	1.94	%#	8%
VP Market Growth Strategy Fund
Class II
2013‡	$10.00	$0.01	$0 .32		$0.33	$—	$10.33	3.30%	$67	0.14%	37.21	%#	0.60	%#	1%
Class III
2013‡	$10.00	$0.08	$0 .24		$0.32	$—	$10.32	3.20%	$501	0.39%	28.77	%#	3.95	%#	1%

‡	For the period October 15, 2013 (commencement of operations) through December 31, 2013. All ratios have been annualized.
*	Per share calculations were performed using average shares.
**	The expense ratios do not include expenses of the underlying affiliated investments companies.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized gains (losses) for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
#	Ratio reflects the impact of the low level of average net assets and timing of subscriptions.

The accompanying notes are an integral part of the financial statements.

14	SEI Insurance Products Trust / Annual Report / December 31, 2013

Notes to Financial Statements

December 31, 2013

1. ORGANIZATION

SEI Insurance Products Trust (the “Trust”) is organized as a Delaware statutory trust under a certificate of trust dated June 21, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (“40 Act”), as an open-end investment company with six funds: VP Defensive Strategy Fund; VP Conservative Strategy Fund; VP Moderate Strategy Fund; VP Market Plus Strategy Fund; VP Balanced Strategy Fund; and VP Market Growth Strategy Fund; (each a “Fund” and collectively, the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in shares of certain underlying affiliated investment companies (the “Underlying SEI Funds”), which are separately managed series of the following investment companies of: SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, and SEI Liquid Asset Trust. The Certificate of Trust permits the Trust to offer Class II and Class III shares in each Fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the period ended December 31, 2013, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

SEI Insurance Products Trust / Annual Report / December 31, 2013	15

Notes to Financial Statements (Continued)

December 31, 2013

Offering Costs — The Funds’ offering costs, which include typesetting and prospectus printing, and preparation of the initial registration statement, are being amortized over a twelve-month period from inception and can be found on the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward foreign currency contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward foreign currency contracts. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of December 31, 2013, if applicable.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Class III of the Trust has adopted a distribution plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plan provides fees payable to the Distributor, calculated as a percentage of the average daily net assets attributable to Class III of each respective fund.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive all or a portion of their fees in order to keep total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. These waivers and reimbursements are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The Adviser, Administrator and Distributor for the Trust serve in the same capacity for the underlying affiliated investment companies.

16	SEI Insurance Products Trust / Annual Report / December 31, 2013

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Administration Fees	Shareholder Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
VP Defensive Strategy Fund
Class II	0.10%	0.20%	0.25%	—	0.35%
Class III	0.10%	0.20%	0.25%	0.30%	0.60%
VP Conservative Strategy Fund
Class II	0.10%	0.20%	0.25%	—	0.35%
Class III	0.10%	0.20%	0.25%	0.30%	0.60%
VP Moderate Strategy Fund
Class II	0.10%	0.20%	0.25%	—	0.34%
Class III	0.10%	0.20%	0.25%	0.30%	0.59%
VP Market Plus Strategy Fund
Class II	0.10%	0.20%	0.25%	—	0.28%
Class III	0.10%	0.20%	0.25%	0.30%	0.53%
VP Balanced Strategy Fund
Class II	0.10%	0.20%	0.25%	—	0.30%
Class III	0.10%	0.20%	0.25%	0.30%	0.55%
VP Market Growth Strategy Fund
Class II	0.10%	0.20%	0.25%	—	0.30%
Class III	0.10%	0.20%	0.25%	0.30%	0.55%

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

Interfund Lending — The Securities and Exchange Commission (“SEC”) has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of and for the period ended December 31, 2013, the Trust had not participated in the Program.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Adviser, the Administrator and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Adviser or the Administrator pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

SEI Insurance Products Trust / Annual Report / December 31, 2013	17

Notes to Financial Statements (Continued)

December 31, 2013

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

For the period ended December 31,

	VP Defensive Strategy Fund	VP Conservative Strategy Fund	VP Moderate Strategy Fund	VP Market Plus Strategy Fund	VP Balanced Strategy Fund	VP Market Growth Strategy Fund
	2013*	2013*	2013*	2013*	2013*	2013*
Shares Issued and Redeemed:
Class II:
Shares issued	5	8	5	6	5	6
Total Class II Transactions	5	8	5	6	5	6
Class III:
Shares issued	5	37	38	34	7	49
Total Class III Transactions	5	37	38	34	7	49
Increase in Capital Shares	10	45	43	40	12	55

*	Commenced operations on October 15, 2013.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the period ended December 31, 2013, were as follows ($ Thousands):

Total
VP Defensive Strategy Fund
Purchases	$95
Sales	10
VP Conservative Strategy Fund
Purchases	451
Sales	21
VP Moderate Strategy Fund
Purchases	475
Sales	27
VP Market Plus Strategy Fund
Purchases	423
Sales	5
VP Balanced Strategy Fund
Purchases	133
Sales	9
VP Market Growth Strategy Fund
Purchases	575
Sales	5

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (initial tax year end) and has concluded that as of December 31, 2013, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

18	SEI Insurance Products Trust / Annual Report / December 31, 2013

Accordingly, the following permanent differences, primarily attributable to the re-classification of short-term capital gains received from affiliated funds have been reclassified to/from the following accounts as of December 31, 2013 ($ Thousands):

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in- Capital
VP Conservative Strategy Fund	$1	$(1)	$—
VP Moderate Strategy Fund	2	(2)	—
VP Market Plus Strategy Fund	1	(1)	—
VP Balanced Strategy Fund	1	(1)	—
VP Market Growth Strategy Fund	2	(2)	—

These reclassifications have no impact on net assets or net asset value per share.

There were no dividends or distributions declared during the period ended December 31, 2013.

As of December 31, 2013, the components of Distibutable Earnings on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation (Depreciation)	Total Distributable Earnings
VP Defensive Strategy Fund	$1	$—	$—	$1
VP Conservative Strategy Fund	3	1	(1)	3
VP Moderate Strategy Fund	7	5	(8)	4
VP Market Plus Strategy Fund	2	3	3	8
VP Balanced Strategy Fund	1	2	—	3
VP Market Growth Strategy Fund	4	5	(3)	6

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. The Funds did not incur any carry forward capital losses during the period ended December 31, 2013.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at December 31, 2013, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
VP Defensive Strategy Fund	$100	$—	$—	$—
VP Conservative Strategy Fund	453	1	(2)	(1)
VP Moderate Strategy Fund	448	—	(8)	(8)
VP Market Plus Strategy Fund	418	4	(1)	3
VP Balanced Strategy Fund	124	1	(1)	—
VP Market Growth Strategy Fund	570	1	(4)	(3)

Amounts designated as “—” are $0 or have been rounded to $0.

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

In the normal course of business, the Funds invest solely in underlying funds that are comprised of fixed income and equity securities in specific industries, and therefore, the Funds may be affected by events in these industries. The Funds’ Statement of Additional Information provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

9. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements through the date of issuance.

SEI Insurance Products Trust / Annual Report / December 31, 2013	19

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees

SEI Insurance Products Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Insurance Products Trust, comprised of the VP Defensive Strategy Fund, VP Conservative Strategy Fund, VP Moderate Strategy Fund, VP Market Plus Strategy Fund, VP Balanced Strategy Fund and VP Market Growth Strategy Fund (collectively the “Funds”), as of December 31, 2013, and the related statements of operations, changes in net assets and the financial highlights for the period from October 15, 2013 (commencement of operations) through December 31, 2013. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agent of the underlying funds and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Insurance Products Trust as of December 31, 2013, and the results of their operations, the changes in their net assets and the financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

February 28, 2014

20	SEI Insurance Products Trust / Annual Report / December 31, 2013

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of December 31, 2013.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A.Nesher One Freedom Valley Drive Oaks, PA 19456 67 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	100

Trustee of The Advisors’

Inner Circle Fund, The

Advisors’ Inner Circle Fund

II, Bishop Street Funds,

Director of SEI Global Master

Fund, plc, SEI Global Assets

Fund, plc, SEI Global

Investments Fund, plc, SEI

Investments Global, Limited,

SEI Investments — Global

Fund Services, Limited, SEI

Investments (Europe),

Limited, SEI Global Nominee

Ltd., SEI Structured Credit

Fund, L.P.

William M. Doran One Freedom Valley Drive Oaks, PA 19456 73 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	100

Trustee of The Advisors’

Inner Circle Fund, The

Advisors’ Inner Circle Fund

II, Bishop Street Funds,

Director of SEI since 1974.

Director of the Distributor

since 2003. Director of SEI

Investments — Global Fund

Services, Limited, SEI

Investments Global, Limited,

SEI Investments (Europe),

Limited, SEI Investments

(Asia), SEI Global Nominee

Ltd., Limited and SEI Asset

Korea Co., Ltd.

TRUSTEES
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Trustee	since 1996	Retired since January 2012. Self-Employed Consultant, Newfound Consultants Inc. since April 1997-December 2011.	100

Trustee of The Advisors’

Inner Circle Fund, The

Advisors’ Inner Circle Fund

II, Bishop Street Funds, State

Street Navigator Securities

Lending Trust, and SEI

Structured Credit Fund, L.P.,

member of the independent

review committee for SEI’s

Canadian-registered mutual

funds.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust and New Covenant Funds.

SEI Insurance Products Trust / Annual Report / December 31, 2013	21

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 56 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	100	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive Oaks, PA 19456 65 yrs. Old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	100	Trustee/Director of Ariel Mutual Funds, and SEI Structured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive Oaks, PA 19456 71 yrs. old	Trustee	Since 2007	Private Investor since 1994.	100	Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds
Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	100	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute; Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 67 yrs. old	President and CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Peter A. Rodriguez One Freedom Valley Drive Oaks, PA 19456 51 yrs. old	Controller and Chief Financial Officer	since 2011

Director, Fund Accounting, SEI Investments

Global Funds Services (March 2011,

September 2002 to March 2005 and

1997-2002); Director, Mutual Fund Trading,

SEI Private Trust Company (May 2009 to

February 2011); Director, Asset Data

Services, Global Wealth Services (June 2006

to April 2009); Director, Portfolio Accounting,

SEI Investments Global Funds Services

(March 2005 to June 2006)

				N/A	N/A
Russell Emery One Freedom Valley Drive Oaks, PA 19456 50 yrs. old	Chief Compliance Officer	since 2006

Chief Compliance Officer of SEI Institutional

Managed Trust, SEI Asset Allocation Trust,

SEI Daily Income Trust, SEI Institutional

International Trust, SEI Liquid Asset Trust,

SEI Tax Exempt Trust, SEI Institutional

Investments Trust, The Advisors’ Inner Circle

Fund, The Advisors’ Inner Circle Fund II, and

Bishop Street Funds, since March 2006.

Chief Compliance Officer of SEI Structured

Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from August 2007 through August 2013. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012.

				N/A	N/A

22	SEI Insurance Products Trust / Annual Report / December 31, 2013

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 45 yrs. old	Vice President and Secretary	since 2002

General Counsel, Vice President and

Secretary of SIMC and the Administrator

since 2004. Vice President and Assistant

Secretary of SEI since 2001. Vice President

of SIMC and the Administrator since 1999.

				N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 43 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 37 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008.	N/A	N/A
Stephen G. MacRae One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Vice President	since 2012	Director of Global Investment Product Management, January 2004 to present.	N/A	N/A
Edward McCusker One Freedom Valley Drive Oaks, PA 19456 30 yrs. old	Anti-Money Laundering Compliance Officer and Privacy Officer	since 2013

Compliance Manager of SEI Investments

Company, May 2011-April 2013. Project

Manager and AML Operations Lead of SEI

Private Trust Company, September 2010-

May 2011. Private Banking Client Service

Professional of SEI Private Banking and Trust

September 2008-September 2010.

				N/A	N/A

[1]

There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust and New Covenant Funds.

SEI Insurance Products Trust / Annual Report / December 31, 2013	23

SEI INSURANCE PRODUCTS TRUST — December 31, 2013

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/15/13	Ending Account Value 12/31/13	Annualized Expenses Ratios	Expense Paid During Period
VP Defensive Strategy Fund†
Actual Fund Return
Class II	$1,000.00	$1,007.00	0.35%	$0.74	*
Class III	1,000.00	1,006.00	0.60	1.27	*
Hypothetical 5% Return
Class II	$1,000.00	$1,023.44	0.35%	$1.79	**
Class III	1,000.00	1,022.18	0.60	3.06	**
VP Conservative Strategy Fund†
Actual Fund Return
Class II	$1,000.00	$1,014.00	0.29%	$0.62	*
Class III	1,000.00	1,014.00	0.54	1.15	*
Hypothetical 5% Return
Class II	$1,000.00	$1,023.74	0.29%	$1.48	**
Class III	1,000.00	1,022.48	0.54	2.75	**
VP Moderate Strategy Fund†
Actual Fund Return
Class II	$1,000.00	$1,021.00	0.22%	$0.47	*
Class III	1,000.00	1,020.00	0.47	1.00	*
Hypothetical 5% Return
Class II	$1,000.00	$1,024.10	0.22%	$1.12	**
Class III	1,000.00	1,022.84	0.47	2.40	**
VP Market Plus Strategy Fund†
Actual Fund Return
Class II	$1,000.00	$1,049.00	0.13%	$0.28	*
Class III	1,000.00	1,049.00	0.38	0.82	*
Hypothetical 5% Return
Class II	$1,000.00	$1,024.55	0.13%	$0.66	**
Class III	1,000.00	1,023.29	0.38	1.94	**

	Beginning Account Value 10/15/13	Ending Account Value 12/31/13	Annualized Expenses Ratios	Expense Paid During Period
VP Balanced Strategy Fund†
Actual Fund Return
Class II	$1,000.00	$1,025.00	0.16%	$0.34	*
Class III	1,000.00	1,024.00	0.41	0.88	*
Hypothetical 5% Return
Class II	$1,000.00	$1,024.40	0.16%	$0.82	**
Class III	1,000.00	1,023.14	0.41	2.09	**
VP Market Growth Strategy Fund†
Actual Fund Return
Class II	$1,000.00	$1,033.00	0.14%	$0.30	*
Class III	1,000.00	1,032.00	0.39	0.84	*
Hypothetical 5% Return
Class II	$1,000.00	$1,024.50	0.14%	$0.71	**
Class III	1,000.00	1,023.24	0.39	1.99	**

The beginning account values for the hypothetical 5% returns are as of July 1, 2013.

†	Commenced operations on October 15, 2013.
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 77/365 (to reflect the commencement of operations period shown).
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

24	SEI Insurance Products Trust / Annual Report / December 31, 2013

Board of Trustees’ Considerations in Approving the Advisory Agreement (Unaudited)

SEI Institutional Products Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement, SIMC manages the assets of each series of the Trust (collectively, the “Funds”), which are primarily invested in affiliated underlying funds. The management and affairs of the Trust are supervised by a Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”).

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreement must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds’ Trustees must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreement. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreement between the Trust and SIMC with respect to the Funds of the Trust. In the case of the Trust, which was declared effective by the Securities and Exchange Commission on October 1, 2013, the Board was charged with considering the initial approval of the Investment Advisory Agreement between the Trust and SIMC with respect to the Funds of the Trust at the Organizational Meeting held on September 10, 2013. In preparation for this meeting, the Board received extensive data. The Trustees also received a memorandum from Fund counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreement. Finally, the Independent Trustees received advice from independent counsel to the Independent Trustees, met in executive session outside the presence of Fund management and participated in question and answer sessions with representatives of SIMC.

Specifically, the Board requested and received written materials from SIMC regarding: (i) the quality of SIMC’s investment management and other services; (ii) SIMC’s investment management personnel; (iii) SIMC’s operations and financial condition; (iv) SIMC’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds compared with the fees it charges to comparable mutual funds, including the series of SEI Asset Allocation Trust (“SAAT”), which are substantially similar to the Funds; (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds, including the series of SAAT; (vii) SIMC’s compliance systems; (viii) SIMC’s policies on and compliance procedures for personal securities transactions; and (ix) SIMC’s reputation, expertise and resources in domestic and/or international financial markets.

At the September 10, 2013 Organizational Meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement and approved the selection of SIMC to act in its respective capacity for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services that would be provided to the Funds under the Investment Advisory Agreement, including the resources of SIMC and its affiliates that would be dedicated to the Funds;

•	the Funds’ projected expenses under the Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds, including the series of SAAT;

•	the projected profitability of SIMC and its affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and its affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreement reflect those economies of scale for the benefit of Fund investors.

SEI Insurance Products Trust / Annual Report / December 31, 2013	25

Board of Trustees’ Considerations in Approving the Advisory Agreement (Unaudited) (Concluded)

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services that would be provided by SIMC to the Funds and the resources of SIMC and its affiliates that would be dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services that would be provided by SIMC and to the Funds and the resources of SIMC and its affiliates that would be dedicated to the Funds supported the approval of the Investment Advisory Agreement.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreement, the Trustees considered the rate of compensation called for by the Investment Advisory Agreement and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups, including the series of SAAT. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC, through waivers, would maintain the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the projected expenses of the Funds are reasonable and supported approval of the Investment Advisory Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those would be passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds would obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Investment Advisory Agreement and concluded that the compensation under the Investment Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

26	SEI Insurance Products Trust / Annual Report / December 31, 2013

SEI INSURANCE PRODUCTS TRUST ANNUAL REPORT

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-025 (12/13)

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Messrs. Sullivan and Harris are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal year 2013 as follows:

	Fiscal Year 2013
	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees(1)	$40,500	$0	N/A

(b) Audit-Related Fees	$0	$0	$0

(c) Tax Fees	$0	$0	$0

(d) All Other Fees(2)	$0	$237,000	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4 (g)(1) for a description of the services comprising the fees disclosed under this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Fiscal 2013
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal year 2013 were $237,000. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, and agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Insurance Products Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, CEO and President

Date: March 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, CEO and President

Date: March 10, 2014

By:	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: March 10, 2014